TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

19.     TRADE AND OTHER PAYABLES

	December 31,	December 31,
	2021	2020
Trade payables	249	196
Annual bonus provision	119	66
Unused vacation provision	60	53
Other employee benefits	13	—
Other payables	178	1
Trade and other payables	619	316

Trade payables are non-interest bearing and are normally settled on 60-day terms. Information about the Group’s exposure to liquidity risk in relation to its trade and other payables is included in Note 22.

Other payables increased in 2021 primarily due to payables for directors’ and officers’ insurance in connection with the IPO.